Auditor's Remuneration - Disclosure of Detailed Information About Auditor's Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration
Payable to the auditors	£ 8.9	£ 10.0	£ 9.3
Audit services	8.4	9.2	8.6
Total audit and audit-related assurance services	8.9	10.0	9.2
Total non-audit related services	0.0	0.0	0.1
Total auditor's remuneration	8.9	10.0	9.3
RELX PLC [member]
Auditor's remuneration
Payable to the auditors	0.9	0.9	0.8
Total auditor's remuneration	0.9	0.9	0.8
Payable to the auditors of the Group's subsidiaries [member]
Auditor's remuneration
Payable to the auditors	7.5	8.3	7.8
Total auditor's remuneration	7.5	8.3	7.8
Audit-related assurance services [member]
Auditor's remuneration
Audit services	0.5	0.8	0.6
Due diligence and other transaction-related services [member]
Auditor's remuneration
Other services	£ 0.0	£ 0.0	£ 0.1